Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000755001
Entity Registrant Name	UNITIL CORPORATION
Amendment Flag	false